Trade Receivables - Summary of Trade Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	¥ 2,858	¥ 2,525
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,897	2,568
Loss allowance [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (39)	¥ (43)